Appendix IV: Financial Instruments - Interest Rate Swaps (Details) € in Millions	Dec. 31, 2022 EUR (€)
Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 665
2023 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	100
2024 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
2025 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
2026 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	95
2027 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(19)
Subsequent years | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	483
Non trading accountant purposes | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	482
Non trading accountant purposes | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(19)
Non trading accountant purposes | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.31%
Average spread (as a percent)	0.22%
Non trading accountant purposes | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.34%
Average spread (as a percent)	1.18%
Non trading accountant purposes | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.50%
Average spread (as a percent)	0.46%
Non trading accountant purposes | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.74%
Average spread (as a percent)	1.77%
Non trading accountant purposes | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.29%
Non trading accountant purposes | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.55%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.07%
Average spread (as a percent)	0.45%
Non trading accountant purposes | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.29%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.86%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.16%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 595
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 1
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.46%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.66%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.10%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.24%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.26%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.65%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.71%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.22%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.75%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (113)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (20)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading accountant purposes | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (11,119)
Non trading accountant purposes | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(478)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,974)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(319)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,778)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(159)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,195)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,215)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(325)
Non trading accountant purposes | Receiving leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,632)
Non trading accountant purposes | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,894)
Non trading accountant purposes | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(161)
Non trading accountant purposes | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,144)
Non trading accountant purposes | Receiving leg | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(862)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(715)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(703)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(470)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(159)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(50)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(477)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(245)
Non trading accountant purposes | Receiving leg | Floating to fixed | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,187)
Non trading accountant purposes | Receiving leg | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,148)
Non trading accountant purposes | Receiving leg | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(869)
Non trading accountant purposes | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	11,119
Non trading accountant purposes | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	478
Non trading accountant purposes | Paying leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,974
Non trading accountant purposes | Paying leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	319
Non trading accountant purposes | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,778
Non trading accountant purposes | Paying leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	159
Non trading accountant purposes | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,195
Non trading accountant purposes | Paying leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,215
Non trading accountant purposes | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	325
Non trading accountant purposes | Paying leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,632
Non trading accountant purposes | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	8,489
Non trading accountant purposes | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	162
Non trading accountant purposes | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,144
Non trading accountant purposes | Paying leg | Floating to fixed | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	862
Non trading accountant purposes | Paying leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	715
Non trading accountant purposes | Paying leg | Floating to fixed | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	703
Non trading accountant purposes | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	470
Non trading accountant purposes | Paying leg | Floating to fixed | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	159
Non trading accountant purposes | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	50
Non trading accountant purposes | Paying leg | Floating to fixed | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	477
Non trading accountant purposes | Paying leg | Floating to fixed | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	245
Non trading accountant purposes | Paying leg | Floating to fixed | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,187
Non trading accountant purposes | Paying leg | Floating to fixed | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,035
Non trading accountant purposes | Paying leg | Floating to fixed | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	849
Derivative instruments | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,292)
Derivative instruments | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	756
Derivative instruments | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	16
Derivative instruments | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9)
Derivative instruments | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(106)
Derivative instruments | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.89%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.62%
Average spread (as a percent)	0.79%
Derivative instruments | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative instruments | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.85%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative instruments | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.36%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.32%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	1.03%
Derivative instruments | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	5.77%
Average spread (as a percent)	1.07%
Derivative instruments | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.79%
Average spread (as a percent)	2.78%
Derivative instruments | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.76%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.63%
Average spread (as a percent)	0.92%
Derivative instruments | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	2.18%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.16%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 175
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 756
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 16
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 10
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.13%
Average spread (as a percent)	0.02%
Derivative instruments | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.20%
Average spread (as a percent)	3.48%
Derivative instruments | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.44%
Average spread (as a percent)	0.44%
Derivative instruments | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	3.19%
Derivative instruments | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.88%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	1.23%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.09%
Derivative instruments | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (1,467)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (9)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (116)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative instruments | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (4,650)
Derivative instruments | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(19,207)
Derivative instruments | Receiving leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(451)
Derivative instruments | Receiving leg | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(58)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,500)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(822)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(83)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(125)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(423)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(58)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,757)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(100)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,590)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,925)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,532)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(451)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,476)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(11,396)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(434)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(50)
Derivative instruments | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8,566)
Derivative instruments | Receiving leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(497)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(127)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(354)
Derivative instruments | Receiving leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(467)
Derivative instruments | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,604)
Derivative instruments | Receiving leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6,608)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(30)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8,291)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(130)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(507)
Derivative instruments | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,650
Derivative instruments | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	19,207
Derivative instruments | Paying leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	451
Derivative instruments | Paying leg | Fixed to floating | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	58
Derivative instruments | Paying leg | Fixed to floating | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,500
Derivative instruments | Paying leg | Fixed to floating | 2023 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	822
Derivative instruments | Paying leg | Fixed to floating | 2023 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	83
Derivative instruments | Paying leg | Fixed to floating | 2024 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	125
Derivative instruments | Paying leg | Fixed to floating | 2025 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	423
Derivative instruments | Paying leg | Fixed to floating | 2025 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	58
Derivative instruments | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,757
Derivative instruments | Paying leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	100
Derivative instruments | Paying leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,590
Derivative instruments | Paying leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,925
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,532
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	451
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,651
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	12,152
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	450
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	60
Derivative instruments | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,566
Derivative instruments | Paying leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	497
Derivative instruments | Paying leg | Floating to fixed | 2023 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	127
Derivative instruments | Paying leg | Floating to fixed | 2023 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	354
Derivative instruments | Paying leg | Floating to fixed | 2025 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	467
Derivative instruments | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,604
Derivative instruments | Paying leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6,608
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	30
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6,824
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	121
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 391